Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring
¥ in Millions
	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 5,535	¥ 5,970
Investment in operating leases, property under facility operations, office facilities and other assets	1,205	4,568
Certain equity method investments	461	4,013
Assets measured at fair value on a nonrecurring basis	27,391	27,484
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	5,274	5,970
Investment in operating leases, property under facility operations, office facilities and other assets	1,205	4,537
Certain equity method investments	461	426
Assets measured at fair value on a nonrecurring basis	6,940	10,933
Real Estate Collateral Dependent Loans | Level 3 | Direct capitalization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	892	1,351
Real Estate Collateral Dependent Loans | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 4,382	¥ 4,619
Real Estate Collateral Dependent Loans | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.046	0.047
Real Estate Collateral Dependent Loans | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.063	0.066
Real Estate Collateral Dependent Loans | Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Real estate collateral-dependent loans (net of allowance for credit losses)	0.053	0.055
Investment in operating leases and property under facility operations | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations	¥ 337
Investment in operating leases and property under facility operations | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations	¥ 868
Investment in operating leases and property under facility operations | Level 3 | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations	0
Investment in operating leases and property under facility operations | Level 3 | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations	0.13
Investment in operating leases and property under facility operations | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations	0.036
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases, property under facility operations, office facilities and other assets		¥ 3,257
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases, property under facility operations, office facilities and other assets		¥ 1,280
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations, office facilities and other assets		0.005
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations, office facilities and other assets		0.058
Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations, office facilities and other assets		0.049
Certain equity method investments | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain equity method investments		¥ 23
Certain equity method investments | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments		0.037
Certain equity method investments | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain equity method investments		¥ 403
Certain equity method investments | Level 3 | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain equity method investments	¥ 461
Certain equity method investments | Level 3 | Minimum | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments	3
Certain equity method investments | Level 3 | Maximum | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments	6
Certain equity method investments | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments		0.037
Certain equity method investments | Level 3 | Weighted Average | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain equity method investments	4.5